Average Annual Total Returns - R5 R6 Shares - JPMorgan Strategic Income Opportunities Fund	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R5 Return After Taxes on Distributions Past 1 Year	Class R5 Return After Taxes on Distributions Past 5 Years	Class R5 Return After Taxes on Distributions Past 10 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	1.70%	3.90%	2.93%	1.11%	2.55%	1.62%	1.00%	2.39%	1.68%	1.80%	3.96%	2.96%	7.58%	4.87%	4.16%	0.67%	1.20%	0.63%